26. Salaries and social security taxes payable (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Salaries and social security taxes	$ 8,748,639	$ 9,261,510	$ 10,459,433
Salaries
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Salaries and social security taxes	6,299,020	6,668,287	7,530,793
Social security taxes
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Salaries and social security taxes	$ 2,449,619	$ 2,593,223	$ 2,928,640